COVER LETTER

March 2, 2020

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MML Series Investment Fund

(1933 Act File No. 2-39334; 1940 Act File No. 811-2224)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the MML Series Investment Fund (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 109 to the Trust’s Registration Statement under the Securities Act and Amendment No. 94 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

In accordance with IM Guidance Update 2016-06, the Registrant requests selective review of this filing in accordance with the Securities and Exchange Commission’s (“SEC”) release on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

The disclosure in this filing is substantially similar to the Registrant’s filing on Form N-1A filed pursuant to Rule 485(b) of the Securities Act on April 30, 2019 (SEC Accession No. 0001144204-19-022516) (the “Prior Filing”).

This Amendment is being filed primarily in connection with the following: (i) to reflect a change in investment objective, investment strategies, and the subadviser for MML Foreign Fund; (ii) to reflect a change in name, investment objective, investment strategies, and the subadviser for MML Fundamental Growth Fund (now known as the MML Fundamental Equity Fund); and (iii) to reflect a change in the investment strategies and the addition of one subadviser for MML Mid Cap Growth Fund. In addition, this Amendment incorporates other changes made since the filing of Post-Effective Amendment No. 107 in connection with the Trust. The anticipated effective date is May 1, 2020. The Trust will offer its shares pursuant to multiple Prospectuses and Statements of Additional Information.

Please note that while disclosure has been updated, actual expense and performance figures have not yet been updated to reflect December 31, 2019 information, but instead still reflect December 31, 2018 information.

Please address any questions or comments to the undersigned at (860) 562-2241. Thank you in advance for your attention to this matter.

Very truly yours,

/s/ Jill Nareau Robert

Jill Nareau Robert

Lead Counsel, Investment Adviser & Mutual Funds, Massachusetts Mutual Life Insurance Company

Vice President and Assistant Secretary, MML Series Investment Fund